Expense Example, No Redemption	Nov. 26, 2025 USD ($)
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 701
Expense Example, No Redemption, 3 Years	1,272
Expense Example, No Redemption, 5 Years	1,768
Expense Example, No Redemption, 10 Years	3,126
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	315
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,635
Expense Example, No Redemption, 10 Years	3,430
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	2,452
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	665
Expense Example, No Redemption, 3 Years	1,164
Expense Example, No Redemption, 5 Years	1,586
Expense Example, No Redemption, 10 Years	2,759
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	277
Expense Example, No Redemption, 3 Years	850
Expense Example, No Redemption, 5 Years	1,450
Expense Example, No Redemption, 10 Years	3,070
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	2,052
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	639
Expense Example, No Redemption, 3 Years	1,083
Expense Example, No Redemption, 5 Years	1,450
Expense Example, No Redemption, 10 Years	2,478
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS C SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	767
Expense Example, No Redemption, 5 Years	1,311
Expense Example, No Redemption, 10 Years	2,796
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	$ 1,746